Retirement Plans, Net Pension Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 29, 2018
Retirement Plans [Abstract]
Service cost	$ 1	$ 2	$ 0
Interest cost	26	17	11
Amortization of net actuarial loss	5	1	2
Expected return on plan assets	(46)	(24)	(17)
Net periodic benefit expense (income)	$ (14)	$ (4)	$ (4)